INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of breakdown, changes and amortization rates of intangible assets

	Indefinite useful life	Finite useful life
	Goodwill(1)	Licenses	Software	Trademarks	Customer portfolio	Other intangible assets	Software under development	Total
Balance on December 31, 2023	26,390,696	14,887,059	6,056,999	571,902	205,800	48,021	802,498	48,962,975
Additions(2)	—	23,919	—	—	—	—	2,865,816	2,889,735
Write-offs, net	—	—	(3,592)	—	—	—	(650)	(4,242)
Net transfers(3)	—	—	2,874,907	—	—	—	(2,839,849)	35,058
Business combination – IPNET (Note 1.c.3.)	174,439	—	—	10,099	28,749	27,136	—	240,423
Amortization (Note 26.)	—	(1,315,724)	(2,341,474)	(85,829)	(112,423)	(6,852)	—	(3,862,302)
Balance on December 31, 2024	26,565,135	13,595,254	6,586,840	496,172	122,126	68,305	827,815	48,261,647
Additions(2)	—	—	52,185	—	—	—	2,857,630	2,909,815
Net transfers(3)	—	—	2,895,510	(80)	(102)	(205)	(2,893,825)	1,298
Business combination – Samauma (Note 1.c.1)	38,590	—	6	5,460	—	21,290	—	65,346
Business combination – IPNET (Note 1.c.3)	1,960	—	—	—	(130)	(172)	—	1,658
Business combination – FiBrasil (Note 1.c.2)	631,169	—	42,203	445	3,836	—	—	677,653
Business combination – Cyber (Note 1.c.6)	—	—	1,228	—	—	—	—	1,228
Amortization (Note 26.)	—	(1,318,276)	(2,476,810)	(87,889)	(53,770)	(13,442)	—	(3,950,187)
Balance on December 31, 2025	27,236,854	12,276,978	7,101,162	414,108	71,960	75,776	791,620	47,968,458

Balance on December 31, 2024
Cost	26,565,135	29,772,875	30,772,551	1,673,846	4,577,691	315,248	827,815	94,505,161
Accumulated amortization	—	(16,177,621)	(24,185,711)	(1,177,674)	(4,455,565)	(246,943)	—	(46,243,514)
Total	26,565,135	13,595,254	6,586,840	496,172	122,126	68,305	827,815	48,261,647

Balance on December 31, 2025
Cost	27,236,854	29,772,875	33,811,189	1,679,752	4,583,991	336,367	791,620	98,212,648
Accumulated amortization	—	(17,495,897)	(26,710,027)	(1,265,644)	(4,512,031)	(260,591)	—	(50,244,190)
Total	27,236,854	12,276,978	7,101,162	414,108	71,960	75,776	791,620	47,968,458

(1)Refer to the operations of Santo Genovese Participações (2004); Spanish and Figueira (2006); Telefônica Televisão Participações (2008); Vivo Participações (2011); GVT Participações (2015), Garliava and Vita IT (2022), Vale Saúde Sempre (2023), IPNET (2024), Samauma and FiBrasil (2025).
(2)Licenses refer to the extension of authorization for the right to use radio frequencies for the operation of the SMP (Mobile Personal Service).
(3)Total balances refer to transfers between classes of property and equipment and intangible assets (Note 13.c.).

Schedule of annual amortization rates for intangible assets
Below, we present the annual amortization rates for the years ended December 31, 2025 and 2024.

Description	12.31.2025			12.31.2024
Licenses	3.60%	to	24.00%	3.60%	to	24.00%
Softwares	20.00%			20.00%
Trademarks	5.13%	to	23.53%	5.13%	to	23.50%
Customer portfolio	10.00%	to	20.69%	9.52%	to	20.70%
Other intangible assets	6.67%	to	25.00%	6.67%	to	20.00%